Summary of Significant Accounting Policies - Summary of Significant Investments in Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [line items]
Location	British Columbia, Canada
Purpose	Parent Company
Cresco U.S. Corp. [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Manager of Cresco Labs, LLC
Percentage Held	100.00%
Cresco Labs, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Operating Entity
Percentage Held	49.98%
Cresco Labs Notes Issuer, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
Gloucester Street Capital, LLC [Member]
Disclosure of subsidiaries [line items]
Location	New York
Purpose	Holding Company
Percentage Held	100.00%
Valley Agriceuticals, LLC [Member]
Disclosure of subsidiaries [line items]
Location	New York
Purpose	Operating Entity
Percentage Held	100.00%
MedMar Inc.[Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
MedMar Lakeview, LLC (Sunnyside - Lakeview and Sunnyside - River North) [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Dispensary
Percentage Held	87.60%
MedMar Rockford, LLC (Sunnyside - Rockford and Sunnyside - South Beloit) [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Dispensary
Percentage Held	75.00%
CannaRoyalty Corp. (Origin House) [Member]
Disclosure of subsidiaries [line items]
Location	Ontario, Canada
Purpose	Holding Company
Percentage Held	100.00%
Cali-AntiFragile Corp. [Member]
Disclosure of subsidiaries [line items]
Location	California
Purpose	Holding Company
Percentage Held	100.00%
Alta Supply Inc. (Continuum) [Member]
Disclosure of subsidiaries [line items]
Location	California
Purpose	Distribution
Percentage Held	100.00%
Kaya Management Inc. [Member]
Disclosure of subsidiaries [line items]
Location	California
Purpose	Production
Percentage Held	100.00%
RPE Inc. (Continuum) [Member]
Disclosure of subsidiaries [line items]
Location	California
Purpose	Distribution
Percentage Held	100.00%
FloraCal [Member]
Disclosure of subsidiaries [line items]
Location	California
Purpose	Cultivation
Percentage Held	100.00%
Cub City, LLC [Member]
Disclosure of subsidiaries [line items]
Location	California
Purpose	Distribution
Percentage Held	100.00%
CRHC Holdings Corp. [Member]
Disclosure of subsidiaries [line items]
Location	Ontario, Canada
Purpose	Holding Company
Percentage Held	100.00%
2360149 Ontario Inc. (180 Smoke) [Member]
Disclosure of subsidiaries [line items]
Location	Ontario, Canada
Purpose	Nicotine Vape Company
Percentage Held	100.00%
Cresco Labs Michigan, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Michigan
Purpose	Cultivation and Production Facility
Percentage Held	85.00%
Cresco Labs Ohio, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Cultivation, Production and Dispensary Facility
Percentage Held	98.77%
Wellbeings, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Delaware
Purpose	CBD Wellness Product Development
Percentage Held	100.00%
Cresco Labs SLO, LLC [Member]
Disclosure of subsidiaries [line items]
Location	California
Purpose	Holding Company
Percentage Held	100.00%
SLO Cultivation Inc. [Member]
Disclosure of subsidiaries [line items]
Location	California
Purpose	Cultivation and Production Facility
Percentage Held	80.00%
Cresco Labs Joliet, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Cultivation and Production Facility
Percentage Held	100.00%
Cresco Labs Kankakee, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Cultivation and Production Facility
Percentage Held	100.00%
Cresco Labs Logan, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Cultivation and Production Facility
Percentage Held	100.00%
Cresco Labs PA, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Pennsylvania; Registered: Illinois
Purpose	Holding Company
Percentage Held	100.00%
Cresco Yeltrah, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Pennsylvania
Purpose	Cultivation, Production and Dispensary Facility
Percentage Held	100.00%
Cresco Labs Arizona, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Arizona
Purpose	Holding Company
Percentage Held	100.00%
Arizona Facilities Supply, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Arizona/Maryland
Purpose	Cultivation, Production and Dispensary Facility
Percentage Held	100.00%
Cresco Labs Tinad, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
PDI Medical III, LLC (Sunnyside - Buffalo Grove and Sunnyside - Naperville) [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Dispensary
Percentage Held	100.00%
Cresco Labs Phoenix Farms, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
Phoenix Farms of Illinois, LLC (Sunnyside - Champaign and Sunnyside - Danville) [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Dispensary
Percentage Held	100.00%
JDC Elmwood, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
FloraMedex, LLC (Sunnyside - Elmwood Park and Sunnyside - Schaumburg) [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Dispensary
Percentage Held	100.00%
Cresco Edibles, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
TSC Cresco, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Licensing
Percentage Held	75.00%
Cresco HHH, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Cultivation, Production and Dispensary Facility
Percentage Held	100.00%